Financial result and exchange gains/(losses)	12 Months Ended
Dec. 31, 2021
Financial result and exchange gains/(losses)
Financial result and exchange gains/(losses)

23.Financial result and exchange gains/(losses)

	Year Ended
	December 31,
(in thousands of $)	2021	2020	2019
Interest income	$3,489	$5,119	$8,805
Net gain on current financial assets held at fair value through profit or loss and cash equivalents	144	1,340	7,317
Financial income	$3,633	$6,459	$16,122

Net loss on current financial assets held at fair value through profit or loss and cash equivalents	$(3,482)	$(7,559)	$—
Other financial expense	(1,096)	(401)	(139)
Financial expense	$(4,578)	$(7,960)	$(139)

Realized exchange gains/(losses)	$15	$(443)	$(385)
Unrealized exchange gains/(losses)	(50,068)	(125,791)	7,375
Exchange gains/(losses)	$(50,053)	$(126,234)	$6,990

The exchange losses of $50.1 million for the year ended December 31, 2021 were primarily attributable to unrealized exchange rate losses on our cash and cash equivalents and current financial assets position in EUR due to the unfavorable fluctuation of the EUR exchange rate over the period.